SUPPLEMENT TO THE CURRENTLY EFFECTIVE PROSPECTUS

DWS Variable NAV Money Fund
Institutional Shares
The following changes are effective on or about August 1, 2018:
The following information replaces the existing similar disclosure in the “FEES AND EXPENSES OF THE FUND” section of the summary section of the fund’s prospectus.
SHAREHOLDER FEES
(paid directly from your investment)	None
ANNUAL FUND OPERATING EXPENSES
(expenses that you pay each year as a % of the value of your investment)
Management fee	0.15
Distribution/service (12b-1) fees	None
Other expenses	0.83
Total annual fund operating expenses	0.98
Fee waiver/expense reimbursement	0.88
Total annual fund operating expenses after fee waiver/expense reimbursement	0.10
The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.10%. The agreement may only be terminated with the consent of the fund's Board.
EXAMPLE
This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
1 Year	3 Years	5 Years	10 Years
$10	$224	$456	$1,121

The following information replaces the existing similar information under the “Management Fee” sub-heading of the “WHO MANAGES AND OVERSEES THE FUND” section of the fund’s prospectus.
The Advisor has contractually agreed through September 30, 2019 to waive its fees and/or reimburse fund expenses to the extent necessary to maintain the fund’s total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expenses) at a ratio no higher than 0.10%. The agreement may only be terminated with the consent of the fund’s Board.
The following information replaces the existing similar disclosure under the “MINIMUM INITIAL INVESTMENT” in the “PURCHASE AND SALE OF FUND SHARES” heading of the summary section and in the “BUYING AND SELLING SHARES” heading of the “INVESTING IN THE FUND” section of the fund’s prospectus.
Minimum Initial Investment
The minimum initial investment is $1,000,000 and there is no minimum additional investment. Accounts opened through a financial advisor may have different minimum investment amounts.
The fund reserves the right to modify the investment minimum.
The following replaces the existing similar disclosure under the “HYPOTHETICAL EXPENSE SUMMARY” heading of the “APPENDIX” section of the fund’s prospectus.
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DWS Variable NAV Money Fund — Institutional Shares
	Maximum Sales Charge: 0.00%	Initial Hypothetical Investment: $10,000		Assumed Rate of Return: 5%
Year	Cumulative Return Before Fees & Expenses	Annual Fund Expense Ratios	Cumulative Return After Fees & Expenses	Hypothetical Year-End Balance After Fees & Expenses	Annual Fees & Expenses
1	5.00%	0.10%	4.90%	$10,490.00	$10.25
2	10.25%	0.98%	9.12%	$10,911.70	$104.87
3	15.76%	0.98%	13.50%	$11,350.35	$109.08
4	21.55%	0.98%	18.07%	$11,806.63	$113.47
5	27.63%	0.98%	22.81%	$12,281.26	$118.03
6	34.01%	0.98%	27.75%	$12,774.97	$122.78
7	40.71%	0.98%	32.89%	$13,288.52	$127.71
8	47.75%	0.98%	38.23%	$13,822.72	$132.85
9	55.13%	0.98%	43.78%	$14,378.39	$138.19
10	62.89%	0.98%	49.56%	$14,956.40	$143.74
Total					$1,120.97
The following changes are effective on or about October 1, 2018:
DWS Variable NAV Money Fund is renamed DWS ESG Liquidity Fund. All references in the fund’s prospectus to DWS Variable NAV Money Fund are superseded with DWS ESG Liquidity Fund.
The following information replaces the existing similar disclosure contained in the “PRINCIPAL INVESTMENT STRATEGY” section of the summary section of the fund’s prospectus.
Main investments. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest.
The fund does not seek to maintain a stable share price. As a result, the fund’s share price will fluctuate and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.
Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in securities that meet the Advisor’s sustainability criteria. The fund may invest without limit in US treasury securities under adverse market conditions.
The fund invests in high quality, short-term, US dollar denominated money market instruments, including obligations of US and foreign banks, corporate obligations, US government securities, municipal securities, repurchase agreements and asset-backed securities, paying a fixed, variable or floating interest rate.
The fund reserves freedom of action to concentrate in obligations issued by domestic banks and US branches of foreign banks provided such US branch is subject to the same regulations as a domestic bank.
Management process. The fund buys US government debt obligations, money market instruments and other debt obligations that the Advisor determines present minimal credit risks.
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In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.
In addition to considering financial information, the security selection process also evaluates a company based on Environmental, Social and Corporate Governance (ESG) criteria. With the exception of municipal securities, a company’s performance across certain ESG criteria is summarized in a proprietary ESG rating which is calculated by an affiliate of the Advisor on the basis of data obtained from various ESG data providers. Only companies with an ESG rating above a minimum threshold determined by the Advisor are considered for investment by the fund. The proprietary ESG rating is derived from multiple factors:
■	Level of involvement in controversial sectors and weapons;
■	Adherence to corporate governance principles;
■	ESG performance relative to a peer group of companies; and
■	Efforts to meet the United Nations’ Sustainable Development Goals.
ESG ratings for municipal securities are calculated by the Advisor by applying a combination of positive and negative screens. From the investable universe of municipal securities, positive screens will automatically include green bonds that meet minimum standards and negative screens will exclude municipal securities with exposure to weapons, issues where more than 10% of the business is attributable to nuclear power or more than 25% of the business is derived from coal, and issues related to gambling, lottery, the production or sale of tobacco, and other sectors deemed controversial by the Advisor.
The remainder of the investable universe of municipal securities are then scored on key performance indicators in each of three pillars: environmental, social and corporate governance. Only municipal securities with a cumulative score across all three pillars above a minimum threshold determined by the Advisor are considered for investment by the fund.
Based on the financial and ESG information described above and working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Portfolio management may adjust the fund’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.
The following information replaces the existing similar disclosure contained in the “PRINCIPAL INVESTMENT STRATEGY” section of the “Fund Details” section of the fund’s prospectus.
Main investments. The fund is a money market fund that is managed in accordance with federal regulations which govern the quality, maturity, diversity and liquidity of instruments in which a money market fund may invest. The fund follows policies designed to preserve capital:
■	Fund securities are denominated in US dollars and, at the time of purchase, have remaining maturities of 397 days (about 13 months) or less, or have certain maturity shortening features (such as interest rate resets and demand features) that have the effect of reducing their maturities to 397 days or less.
■	The fund maintains a dollar-weighted average maturity of (i) 60 days or less and (ii) 120 days or less determined without regard to interest rate resets.
■	The fund maintains certain minimum liquidity standards such that:
-	the fund may not purchase a security other than a security offering daily liquidity if, immediately after purchase, the fund would have invested less than 10% of its total assets in securities offering daily liquidity (includes securities that mature or are subject to demand within one business day, cash or direct US government obligations);
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-	the fund may not purchase a security other than a security offering weekly liquidity if, immediately after purchase, the fund would have invested less than 30% of its total assets in securities offering weekly liquidity (includes securities that mature or are subject to demand within five business days, cash, direct US government obligations and government agency discount notes with remaining maturities of 60 days or less); and
-	the fund may not purchase an illiquid security if, immediately after purchase, the fund would have invested more than 5% of its total assets in illiquid securities (securities that cannot be sold or disposed of in the ordinary course of business within seven days at approximately the market value ascribed to them by the fund).
The fund does not seek to maintain a stable share price. As a result, the fund’s share price will fluctuate and reflect the effects of unrealized appreciation and depreciation and realized losses and gains.
Under normal circumstances, the fund invests at least 80% of total assets, determined at the time of purchase, in securities that meet the Advisor’s sustainability criteria. The fund may invest without limit in US treasury securities under adverse market conditions.
The fund invests in high quality, short-term, US dollar denominated money market instruments paying a fixed, variable or floating interest rate. These include:
■	Debt obligations issued by US and foreign banks, financial institutions, corporations, municipalities or other entities, including certificates of deposit, euro-time deposits, commercial paper (including asset-backed commercial paper), notes, funding agreements and US government securities. Securities that do not satisfy the maturity restrictions for a money market fund may be specifically structured so that they are eligible investments for money market funds. For example, some securities have features which have the effect of shortening the security’s maturity.
■	US government securities that are issued or guaranteed by the US Treasury, or by agencies or instrumentalities of the US government.
■	Repurchase agreements, which are agreements to buy securities at one price, with a simultaneous agreement to sell back the securities at a future date at an agreed-upon price.
■	Asset-backed securities, which are generally participations in a pool of assets whose payment is derived from the payments generated by the underlying assets. Payments on asset-backed securities generally consist of interest and/or principal.
The fund reserves freedom of action to concentrate in obligations issued by domestic banks and US branches of foreign banks provided such US branch is subject to the same regulations as a domestic bank.
Management process. The fund buys US government debt obligations, money market instruments and other debt obligations that the Advisor determines present minimal credit risks.
In considering whether a security presents minimal credit risks, the Advisor will analyze the capacity of the security’s issuer or guarantor to meet its financial obligations, which includes, as appropriate, with respect to the issuer or guarantor the following factors: (i) financial condition, (ii) sources of liquidity, (iii) ability to react to future market-wide and issuer specific events, including ability to repay debt in a highly adverse situation; and (iv) competitive position within its industry and industry strength within the economy and relative to economic trends.
In addition to considering financial information, the security selection process also evaluates a company based on Environmental, Social and Corporate Governance (ESG) criteria. With the exception of municipal securities, a company’s performance across certain ESG criteria is summarized in a proprietary ESG rating which is calculated by an affiliate of the Advisor on the basis of data obtained from various ESG data providers. Only companies with an ESG rating above a minimum threshold determined by the Advisor are considered for investment by the fund. The proprietary ESG rating is derived from multiple factors:
■	Level of involvement in controversial sectors and weapons;
■	Adherence to corporate governance principles;
■	ESG performance relative to a peer group of companies; and
■	Efforts to meet the United Nations’ Sustainable Development Goals.
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ESG ratings for municipal securities are calculated by the Advisor by applying a combination of positive and negative screens. From the investable universe of municipal securities, positive screens will automatically include green bonds that meet minimum standards and negative screens will exclude municipal securities with exposure to weapons, issues where more than 10% of the business is attributable to nuclear power or more than 25% of the business is derived from coal, and issues related to gambling, lottery, the production or sale of tobacco, and other sectors deemed controversial by the Advisor.
The remainder of the investable universe of municipal securities are then scored on key performance indicators in each of three pillars: environmental, social and corporate governance. Only municipal securities with a cumulative score across all three pillars above a minimum threshold determined by the Advisor are considered for investment by the fund.
Based on the financial and ESG information described above and working in consultation with portfolio management, a credit team screens potential securities and develops a list of those that the fund may buy. Portfolio management, looking for attractive yield and weighing considerations such as credit quality, economic outlooks and possible interest rate movements, then decides which securities on this list to buy.
Portfolio management may adjust the fund’s exposure to interest rate risk, typically seeking to take advantage of possible rises in interest rates and to preserve yield when interest rates appear likely to fall.
The ESG performance of a company is evaluated independently from financial information based on a variety of indicators. These factors may include, but are not limited to, the following fields of interest:
Environment:
■	Conservation of flora and fauna;
■	Protection of natural resources, atmosphere and inshore waters;
■	Limitation of land degradation and climate change; and
■	Avoidance of encroachment on ecosystems and loss of biodiversity.
Social:
■	Human rights;
■	Prohibition of child labor and forced labor;
■	Non-discrimination;
■	Workplace health and safety; and
■	Fair workplace and appropriate remuneration.
Corporate Governance:
■	International Corporate Governance Network (ICGN) Corporate Governance Principles; and
■	United Nations Global Compact Anti-Corruption Principles.
The following disclosure is added under the “OTHER POLICIES” heading of the “Fund Details” section of the fund’s prospectus.
The Board will provide shareholders with at least 60 days’ notice prior to making any changes to the fund’s 80% investment policy as described herein.
The following disclosure is added under the “MAIN RISKS” section within the summary section and the “Fund Details” section of the fund's prospectus.
ESG investing risk. Investing primarily in investments that meet ESG criteria carries the risk that the fund may forgo otherwise attractive investment opportunities or increase or decrease its exposure to certain types of companies and, therefore, may underperform funds that do not consider ESG factors.
Please Retain This Supplement for Future Reference
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